Related party transactions (Tables)	3 Months Ended
Mar. 31, 2021
Related party transactions
Other Related Parties

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003-Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999-Current
Andreas Schmid Logistik AG	Supplier	05/01/2017-12/31/2020
Suzhou Meimai Fast Manufacturing Technology Co., Ltd	Minority shareholder of voxeljet China, Customer	04/11/2016-Current
DSCS Digital Supply Chain Solutions GmbH	Customer	05/11/2017-Current
Michele Neuber	Employee	07/01/2019 - Current
Susanne Ederer-Pausewang	Customer	03/17/2021-Current